Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CYBER HORNET TRUST
Entity Central Index Key	0001345125
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
Shareholder Report [Line Items]
Fund Name	Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
Class Name	Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
Trading Symbol	BBB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://cyberhornets.com/. You can also request this information by contacting us at 1-844-282-3837.
Additional Information Phone Number	1-844-282-3837
Additional Information Website	https://cyberhornets.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the Cyber Hornet S&P 500 and Bitcoin 75/25 Strategy ETF (the “Fund”) returned +7.02% based on net asset value (“NAV”).  The Fund’s new benchmark (described below), the S&P 500 and S&P Bitcoin 75/25 Blend Index, returned +9.10%, while the Fund’s prior benchmark, the S&P 500 and S&P Bitcoin Futures 75/25 Blend Index, returned +8.39% over the same period. The Fund’s performance relative to its benchmark index reflects the impact of Fund expenses and transaction costs.
A factor that also affected the Fund’s performance during the fiscal year was a change in the Fund’s principal investment strategy. From the beginning of the fiscal year through January 28, 2026, the Fund obtained its Bitcoin exposure through cash-settled Bitcoin futures contracts. Effective January 29, 2026, the Fund changed its principal investment strategy to obtain Bitcoin exposure through direct investments in Bitcoin, and in connection with that change replaced its benchmark with the S&P 500 and S&P Bitcoin 75/25 Blend Index to reflect the revised strategy. The Fund’s overall 75% / 25% target allocation between the S&P 500 and Bitcoin components remained unchanged. Bitcoin futures performance can differ from spot Bitcoin performance due to roll costs, basis effects, and the term structure of the futures market; for context, the S&P CME Bitcoin Futures Index Total Return returned -19.98% over the full 12-month period, reflecting weakness in the digital asset markets attributable in part to regulatory uncertainty.
The Fund’s S&P 500 component provided core large-cap equity exposure and participated in the broad-based equity rally during the fiscal year, while the Bitcoin component detracted from absolute return, reflecting the decline in digital asset prices. The 75/25 strategic weighting limited the impact of that decline on overall Fund performance and is intended to give shareholders diversified exposure to U.S. large-cap equities and Bitcoin within a single investment vehicle.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/27/2023)
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF NAV	7.02	15.41
S&P 500 and S&P Bitcoin 75/25 Blend Index	9.10	19.90
S&P 500 and S&P CME Bitcoin Futures Index 75/25 Blend Index	8.39	18.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://cyberhornets.com/ for more recent performance information.
Net Assets	$ 6,694,713
Holdings Count | $ / shares	504
Advisory Fees Paid, Amount	$ 59,876
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$6,694,713
Number of Holdings	504
Total Advisory Fees Paid	$59,876
Portfolio Turnover	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(% of net assets)
Bitcoin	24.2%
NVIDIA Corp.	5.7%
Apple, Inc.	5.0%
Microsoft Corp.	3.7%
Amazon.com, Inc.	2.8%
Alphabet, Inc. - Class A	2.3%
Broadcom, Inc.	2.0%
Alphabet, Inc. - Class C	1.8%
Meta Platforms, Inc. - Class A	1.7%
Tesla, Inc.	1.4%
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus dated January 29, 2026, at https://cyberhornets.com or upon request at 1-844-282-3837.
Effective January 29, 2026, the Fund changed its principal investment strategy to obtain its  Bitcoin exposure through direct investments in Bitcoin, rather than through Bitcoin futures contracts. The Fund also changed the index whose total returns it seeks to track, before fees and expenses, from the S&P 500® and S&P Bitcoin Futures 75/25 Blend Index to the S&P 500® and S&P Bitcoin 75/25 Blend Index.

Material Fund Change Strategies [Text Block]	Effective January 29, 2026, the Fund changed its principal investment strategy to obtain its Bitcoin exposure through direct investments in Bitcoin, rather than through Bitcoin futures contracts. The Fund also changed the index whose total returns it seeks to track, before fees and expenses, from the S&P 500® and S&P Bitcoin Futures 75/25 Blend Index to the S&P 500® and S&P Bitcoin 75/25 Blend Index.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus dated January 29, 2026, at https://cyberhornets.com or upon request at 1-844-282-3837.
Updated Prospectus Phone Number	1-844-282-3837
Updated Prospectus Web Address	https://cyberhornets.com